Summary of Significant Accounting Policies (Details) - Schedule of results of operations and changes in cash and cash equivalents of the former VIEs - VIEs [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
Revenue	$ 30,371	$ 30,979	$ 55,014
Net loss	(4,349)	(16,244)	(3,528)
Net cash (used in)/generated from operating activities	858	(6,553)	(4,933)
Net cash used in investing activities	(430)	(178)	(1,196)
Net cash generated from financing activities	$ 1,230	$ 5,290	$ 2,988